Deferred and current taxation - Principal components of net deferred tax (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability (asset)	€ 669.2	€ 375.5	€ 359.9	€ 152.7
Temporary differences on designated hedging instruments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability (asset)	254.6	(11.8)	18.2
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability (asset)	416.0	388.9	367.1
Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability (asset)	€ (1.4)	€ (1.6)	€ (25.4)